Investment Objectives and Goals	Dec. 22, 2025
Advisor Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - ANCHOR RISK MANAGED INCOME STRATEGIES FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital while providing current income.
Advisor Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide total return from income and capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of limiting risk during unfavorable market conditions.
Institutional Class [Member] | Anchor Risk Managed Income Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - ANCHOR RISK MANAGED INCOME STRATEGIES FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital while providing current income.
Institutional Class [Member] | Anchor Risk Managed Equity Strategies Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide total return from income and capital appreciation
Objective, Secondary [Text Block]	with a secondary objective of limiting risk during unfavorable market conditions.